Net Earnings Per Share Narrative (Detail) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	3 Months Ended			12 Months Ended
	Jun. 30, 2016	Mar. 31, 2017	Dec. 31, 2016	Apr. 01, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jul. 01, 2016	Nov. 10, 2015
Earnings Per Share [Abstract]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		1,800,000
Common stock outstanding (in shares)		346,600,000	345,900,000		345,900,000	100		345,200,000	0
Common Stock, Dividends, Per Share, Cash Paid		$ 0.07	$ 0.07
Cash dividend payment	$ 3,000.0	$ 24.2		$ 0.0	$ 48.4	$ 0.0	$ 0.0